Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of December 31, 2025 and 2024, property and equipment, net, consisted of the following:

	As of December 31,
	2025	2024
Leasehold improvements	$87,687	$87,687
Furniture, fixture and office equipment	34,933	26,050
Computer equipment	65,280	38,004
Motor vehicle	284,610	284,610
Less: accumulated depreciation	(187,549)	(106,766)
Total property and equipment, net	$284,961	$329,585